Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 18,838	$ 30,386
Property and equipment	$ 9,253	$ 2,928